UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21470
Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 106.4%(1)

Security	Shares	Value
Beverages — 3.7%
Diageo PLC	1,500,000	$25,212,222
SABMiller PLC	500,000	13,597,229

		$38,809,451

Capital Markets — 2.9%
Franklin Resources, Inc.	200,000	$19,806,000
Goldman Sachs Group, Inc.	75,000	11,154,000

		$30,960,000

Chemicals — 2.1%
Mosaic Co.	225,000	$12,039,750
Terra Industries, Inc.	310,525	9,812,590

		$21,852,340

Commercial Banks — 3.1%
Banco Santander Brasil SA ADR	450,000	$5,418,000
Wells Fargo & Co.	985,461	28,016,656

		$33,434,656

Computers & Peripherals — 1.8%
Hewlett-Packard Co.	400,000	$18,828,000

		$18,828,000

Diversified Financial Services — 1.1%
Bank of America Corp.	800,000	$12,144,000

		$12,144,000

Diversified Telecommunication Services — 5.9%
AT&T, Inc.	630,000	$15,976,800
BCE, Inc.	500,000	12,875,000
CenturyTel, Inc.	130,000	4,421,300
France Telecom SA	200,000	4,585,427
Koninklijke KPN NV	550,000	9,107,170
Telstra Corp., Ltd.	3,300,000	9,735,183
Verizon Communications, Inc.	200,000	5,884,000

		$62,584,880

Electric Utilities — 18.3%
E.ON AG	1,100,000	$40,466,155
Edison International	350,000	11,662,000
Entergy Corp.	350,000	26,708,500
Exelon Corp.	460,000	20,985,200
FPL Group, Inc.	700,000	34,132,000
Iberdrola SA	2,500,000	21,284,699
Scottish and Southern Energy PLC	1,300,000	24,228,787
Terna Rete Elettrica Nazionale SpA	3,500,000	14,116,995

		$193,584,336

Electrical Equipment — 1.0%
ABB, Ltd.(2)	600,000	$10,862,286

		$10,862,286

Energy Equipment & Services — 3.3%
Diamond Offshore Drilling, Inc.	380,000	$34,781,400

		$34,781,400

Security	Shares	Value
Food Products — 4.2%
Kraft Foods, Inc., Class A	225,000	$6,223,500
Nestle SA	800,000	37,921,382

		$44,144,882

Hotels, Restaurants & Leisure — 4.7%
McDonald’s Corp.	800,000	$49,944,000

		$49,944,000

Insurance — 6.1%
AXA SA	700,000	$14,413,561
MetLife, Inc.	750,000	26,490,000
Prudential Financial, Inc.	470,000	23,495,300

		$64,398,861

IT Services — 1.4%
MasterCard, Inc., Class A	60,000	$14,994,000

		$14,994,000

Machinery — 3.3%
Deere & Co.	700,000	$34,965,000

		$34,965,000

Media — 0.4%
Eutelsat Communications	130,837	$4,222,965

		$4,222,965

Metals & Mining — 3.0%
Southern Copper Corp.	1,200,000	$31,956,000

		$31,956,000

Multi-Utilities — 5.6%
DTE Energy Co.	300,000	$12,612,000
PG&E Corp.	150,000	6,336,000
RWE AG	450,000	39,923,959

		$58,871,959

Oil, Gas & Consumable Fuels — 17.5%
BP PLC ADR	200,000	$11,224,000
Chevron Corp.	650,000	46,878,000
ENI SpA	1,000,000	23,241,324
Marathon Oil Corp.	1,100,000	32,791,000
Statoil ASA	2,200,000	49,371,261
Total SA ADR	380,000	21,884,200

		$185,389,785

Pharmaceuticals — 8.5%
AstraZeneca PLC	500,000	$23,208,218
Bristol-Myers Squibb Co.	900,000	21,924,000
Novartis AG ADR	233,333	12,490,316
Pfizer, Inc.	344,750	6,433,035
Roche Holding AG	100,000	16,777,098
Sanofi-Aventis	125,000	9,243,041

		$90,075,708

Real Estate Investment Trusts (REITs) — 2.2%
Annaly Capital Management, Inc.	450,000	$7,821,000
AvalonBay Communities, Inc.	206,322	15,806,328

		$23,627,328

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.	300,000	$8,088,000

		$8,088,000

Security	Shares	Value
Specialty Retail — 0.0%
Buckle, Inc. (The)	10,949	$332,193

		$332,193

Tobacco — 5.5%
Altria Group, Inc.	350,000	$6,951,000
Imperial Tobacco Group PLC	400,000	12,899,133
Philip Morris International, Inc.	850,000	38,683,500

		$58,533,633

Total Common Stocks (identified cost $866,876,632)		$1,127,385,663

Preferred Stocks — 20.6%

Security	Shares	Value
Capital Markets — 0.5%
Morgan Stanley, 4.00%(3)	260,000	$5,356,000

		$5,356,000

Commercial Banks — 9.3%
ABN AMRO North America Capital Funding Trust, 6.968%(3)(4)	3,300	$2,004,750
Barclays PLC, 7.434%(3)(4)	5,500	5,317,923
BBVA International SA Unipersonal, 5.919%(3)	6,000	5,073,384
BNP Paribas, 7.195%(3)(4)	140	13,749,624
BNP Paribas Capital Trust, 9.003%(3)(4)	15,000	15,415,005
Credit Agricole SA/London, 6.637%(3)(4)	9,950	8,718,031
DB Contingent Capital Trust II, 6.55%(4)	135,000	2,967,300
Den Norske Bank, 7.729%(3)(4)	2,000	1,933,792
First Tennessee Bank, 3.75%(3)(4)	5,275	3,023,234
Landsbanki Islands HF, 7.431%(3)(4)(5)	14,850	38,610
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	18,000	11,055,762
PNC Financial Services Group, Inc., Series L, 9.875%(3)	48,600	1,372,950
Royal Bank of Scotland Group PLC, 7.64%(2)(3)	131	7,942,700
Santander Finance SA Unipersonal, 10.50%	81,766	2,305,801
Standard Chartered PLC, 6.409%(3)(4)	99	9,017,366
Wells Fargo & Co., Class A, 7.50%	9,600	9,048,960

		$98,985,192

Diversified Financial Services — 0.6%
CoBank, ACB, 11.00%(4)	110,000	$5,867,818

		$5,867,818

Electric Utilities — 0.4%
Entergy Arkansas, Inc., 6.45%	54,000	$1,191,375
Georgia Power Co., 6.50%	20,000	2,013,126
Southern California Edison Co., 6.00%	17,000	1,505,350

		$4,709,851

Food Products — 0.6%
Dairy Farmers of America, 7.875%(4)	75,230	$5,931,419

		$5,931,419

Insurance — 8.6%
Aegon NV, 6.375%	470,000	$8,648,000
Arch Capital Group, Ltd., Series A, 8.00%	77,000	1,921,150
Arch Capital Group, Ltd., Series B, 7.875%	11,000	272,140
AXA SA, 6.379%(3)(4)	2,500	2,073,278
AXA SA, 6.463%(3)(4)	21,675	17,435,760
Endurance Specialty Holdings, Ltd., 7.75%	246,200	5,758,618
ING Capital Funding Trust III, 8.439%(3)	21,300	19,642,583
Prudential PLC, 6.50%	18,500	15,629,928
RenaissanceRe Holdings, Ltd., Series C, 6.08%	257,500	5,095,925

Security	Shares	Value
RenaissanceRe Holdings, Ltd., Series D, 6.60%	115,000	$2,488,600
Zurich Regcaps Fund Trust VI, 0.959%(3)(4)	15,735	11,870,091

		$90,836,073

Oil, Gas & Consumable Fuels — 0.6%
Kinder Morgan GP, Inc., 8.33%(3)(4)	7,000	$6,851,688

		$6,851,688

Total Preferred Stocks (identified cost $267,763,096)		$218,538,041

Convertible Preferred Stocks — 0.9%

Security	Shares	Value
Diversified Financial Services — 0.9%
Bank of America Corp., 10.00%(1)	595,432	$8,991,023

		$8,991,023

Total Convertible Preferred Stocks (identified cost $8,931,480)		$8,991,023

Corporate Bonds & Notes — 1.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 0.6%
Capital One Capital V, 10.25%, 8/15/39	$5,750	$6,599,516

		$6,599,516

Diversified Financial Services — 0.5%
American Express Co., 6.80%, 9/1/66(3)	$2,406	$2,249,610
General Electric Capital Corp., 6.375%, 11/15/67(3)	3,500	3,097,500

		$5,347,110

Retail-Food and Drug — 0.5%
CVS Caremark Corp., 6.302%, 6/1/62(3)	$5,000	$4,652,455

		$4,652,455

Total Corporate Bonds & Notes (identified cost $15,175,165)		$16,599,081

Short-Term Investments — 3.2%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(6)	$8,089	$8,088,758
Eaton Vance Cash Reserves Fund, LLC, 0.11%(6)	26,302	26,301,876

Total Short-Term Investments (identified cost $34,390,634)		$34,390,634

Total Investments — 132.7% (identified cost $1,193,137,007)		$1,405,904,442

Other Assets, Less Liabilities — (32.7)%		$(346,647,967)

Net Assets — 100.0%		$1,059,256,475

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Non-income producing security.

(3)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $123,271,451 or 11.6% of the Fund’s net assets.

(5)		Defaulted security.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $623, respectively.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	59.0%	$829,269,857
United Kingdom	9.8	138,385,417
France	5.9	82,576,263
Germany	5.7	80,390,114
Switzerland	5.5	78,051,082
Norway	3.6	51,305,053
Italy	2.7	37,358,319
Peru	2.3	31,956,000
Spain	1.5	21,284,699
Netherlands	1.3	17,755,170
Canada	0.9	12,875,000
Australia	0.7	9,735,183
Bermuda	0.7	9,505,675
Brazil	0.4	5,418,000
Iceland	0.0	38,610

Total Investments	100.0%	$1,405,904,442

The Fund did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,197,927,611

Gross unrealized appreciation	$274,032,141
Gross unrealized depreciation	(66,055,310)

Net unrealized appreciation	$207,976,831

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$50,276,193	$4,222,965		$—	$54,499,158
Consumer Staples	51,858,000	89,629,966		—	141,487,966
Energy	147,558,600	72,612,585		—	220,171,185
Financials	150,151,284	14,413,561		—	164,564,845
Health Care	40,847,351	49,228,357		—	90,075,708
Industrials	34,965,000	10,862,286		—	45,827,286
Information Technology	41,910,000	—		—	41,910,000
Materials	53,808,340	—		—	53,808,340
Telecommunication Services	39,157,100	23,427,780		—	62,584,880
Utilities	112,435,700	140,020,595		—	252,456,295

Total Common Stocks	$722,967,568	$404,418,095	*	$—	$1,127,385,663

Preferred Stocks
Consumer Staples	$—	$5,931,419		$—	$5,931,419
Energy	—	6,851,688		—	6,851,688
Financials	45,235,444	155,809,639		—	201,045,083
Utilities	1,505,350	3,204,501		—	4,709,851

Total Preferred Stocks	$46,740,794	$171,797,247		$—	$218,538,041

Convertible Preferred Stocks
Financials	$8,991,023	$—		$—	$8,991,023

Total Convertible Preferred Stocks	$8,991,023	$—		$—	$8,991,023

Corporate Bonds & Notes	$—	$16,599,081		$—	$16,599,081
Short-Term Investments	8,088,758	26,301,876		—	34,390,634

Total Investments	$786,788,143	$619,116,299		$—	$1,405,904,442

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010